INTEREST EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest expense [line items]
Interest expense incurred	¥ 6,376	¥ 6,368	¥ 9,021
Less: Interest expense capitalized	(493)	(723)	(859)
Interest expense, gross amount	5,883	5,645	8,162
Accretion expenses (Note 30)	1,438	1,501	1,057
Interest expense	¥ 7,321	¥ 7,146	¥ 9,219
Maximum
Interest expense [line items]
Interest rates per annum at which borrowing costs were capitalized for construction in progress	4.66%	4.41%	4.82%
Minimum
Interest expense [line items]
Interest rates per annum at which borrowing costs were capitalized for construction in progress	2.37%	2.37%	2.65%